Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	UBS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000873803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
UBS U.S. Allocation Fund (Prospectus Summary) | UBS U.S. Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWTAX
UBS U.S. Allocation Fund (Prospectus Summary) | UBS U.S. Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWTBX
UBS U.S. Allocation Fund (Prospectus Summary) | UBS U.S. Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KPAAX
UBS U.S. Allocation Fund (Prospectus Summary) | UBS U.S. Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWTYX